Trade and other payables - Summary of trade and other payables (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Non-current trade payables	$ 0	$ 3
Non-current other financial payables	238	225
Non-current other payables	56	63
Non-current deferred income	103	114
Non-current accruals	0	0
Non-current employee entitlements	0	0
Non-current royalties and mining taxes	3	3
Non-current amounts owed to equity accounted units	196	196
Total non-current	596	604	[1]
Current trade payables	3,265	3,269
Current other financial payables	913	1,083
Current other payables	208	131
Current deferred income	280	333
Current accruals	1,702	1,611
Current employee entitlements	992	878
Current royalties and mining taxes	868	644
Current amounts owed to equity accounted units	10	98
Total current	8,238	8,047	[1]
Trade payables	3,265	3,272
Other financial payables	1,151	1,308
Other payables	264	194
Deferred income	383	447
Accruals	1,702	1,611
Employee entitlements	992	878
Royalties and mining taxes	871	647
Amounts owed to equity accounted units	206	294
Total	8,834	8,651
Contract liabilities	$ 275	$ 345

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.